Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Assumptions, Narrative) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2
Estimated forfeiture rate	12.00%
Estimated dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		2	2
Estimated forfeiture rate		0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3	3
Estimated forfeiture rate		12.00%	12.00%
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3	3
Management [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate		0.00%	0.00%
Management [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate		1.00%	1.00%
Other Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	2	2	2
Estimated forfeiture rate	12.00%	12.00%	12.00%